Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, authorized (in Shares)	900,000,000	900,000,000
Ordinary shares, issued (in Shares)	85,406	22,540
Ordinary shares, outstanding (in Shares)	85,406	22,540
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, issued (in Shares)	4,091	455
Ordinary shares, outstanding (in Shares)	4,091	455